Share-based compensation - Schedule of restricted share award activity (Details) - Restricted share awards - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of non-vested restricted shares (in shares)
Outstanding, beginning of year (in shares)	340,767	24,065	18,209
Granted (in shares)	1,029,373	403,360	50,644
Forfeited (in shares)	(16,434)	(36,907)
Vested (in shares)	(182,648)	(49,751)	(44,788)
Outstanding, end of year (in shares)	1,171,058	340,767	24,065
Weighted average grant data fair value (in dollars per share)
Outstanding, beginning of year (in dollars per share)	$ 11.83	$ 13.35	$ 12.15
Granted (in dollars per share)	8.30	11.10	13.45
Forfeited (in dollars per share)	9.77	11.31
Vested (in dollars per share)	10.10	12.40	12.97
Outstanding, end of year (in dollars per share)	$ 8.80	$ 11.83	$ 13.35